FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	$ (2,495.1)	$ (1,270.8)
Financial assets (liabilities), at fair value	(2,608.7)	(1,476.5)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(1,270.8)
Financial assets (liabilities), end	(2,495.1)
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(2.3)	(9.7)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(9.7)
Additions – business combinations (Note 3)	(4.0)
Total realized and unrealized gains (losses) included in other comprehensive income	0.0
Total realized and unrealized gains included in income	11.4
Financial assets (liabilities), end	(2.3)
Contingent consideration arising on business combinations
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(3.7)	(11.2)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(11.2)
Additions – business combinations (Note 3)	(4.0)
Total realized and unrealized gains (losses) included in other comprehensive income	0.1
Total realized and unrealized gains included in income	11.4
Financial assets (liabilities), end	(3.7)
Equity investments
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	1.4	1.5
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	1.5
Additions – business combinations (Note 3)	0.0
Total realized and unrealized gains (losses) included in other comprehensive income	(0.1)
Total realized and unrealized gains included in income	0.0
Financial assets (liabilities), end	1.4
Financial liabilities at fair value through profit or loss, category | Forward foreign currency contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	7.0	7.5
Financial assets (liabilities), at fair value	7.0	7.5
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	7.5
Financial assets (liabilities), end	7.0
Financial liabilities at fair value through profit or loss, category | Contingent consideration arising on business combinations | Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(3.7)	(11.2)
Financial liabilities, at fair value	(3.7)	(11.2)
Financial liabilities at amortised cost | Accounts payable and accrued liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(696.6)	(674.9)
Financial liabilities, at fair value	(696.6)	(674.9)
Financial liabilities at amortised cost | Liabilities for subscription receipts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0.0	(714.1)
Financial liabilities, at fair value	0.0	(714.1)
Financial liabilities at amortised cost | Total long-term debt | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(2,658.8)	(2,010.9)
Financial liabilities, at fair value	(2,765.4)	(2,216.3)
Financial liabilities at amortised cost | Other non-current liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(151.8)	(174.2)
Financial liabilities, at fair value	(164.5)	(187.4)
Financial assets at fair value through profit or loss, category | Cash and cash equivalents | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets	346.1	926.1
Financial assets, at fair value	346.1	926.1
Financial assets at fair value through profit or loss, category | Restricted cash | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets	1.9	11.4
Financial assets, at fair value	1.9	11.4
Financial assets at fair value through profit or loss, category | Restricted funds for subscription receipts deposit | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	700.1
Financial assets, at fair value	0.0	700.1
Financial assets at fair value through profit or loss, category | Equity swap agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(13.0)	(0.6)
Financial assets (liabilities), at fair value	(13.0)	(0.6)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(0.6)
Financial assets (liabilities), end	(13.0)
Financial assets at fair value through other comprehensive income | Foreign currency and interest rate swap agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	8.2	5.1
Financial assets (liabilities), at fair value	8.2	5.1
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	5.1
Financial assets (liabilities), end	8.2
Financial assets at fair value through other comprehensive income | Forward foreign currency contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	8.3	16.5
Financial assets (liabilities), at fair value	8.3	16.5
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	16.5
Financial assets (liabilities), end	8.3
Financial assets at fair value through other comprehensive income | Equity investments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets	1.4	1.5
Financial assets, at fair value	1.4	1.5
Loans and receivables | Accounts receivable | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets	501.7	478.7
Financial assets, at fair value	501.7	478.7
Loans and receivables | Investment in finance leases | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets	118.7	128.5
Financial assets, at fair value	124.4	141.0
Loans and receivables | Advances to a portfolio investment | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets	10.5	11.1
Financial assets, at fair value	10.5	11.1
Loans and receivables | Other assets | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets	25.0	28.6
Financial assets, at fair value	$ 25.0	$ 29.0